Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

a)
On January 12, 2018, the Yamal LNG Joint Venture took delivery of its first ARC7 LNG carrier newbuilding, the Eduard Toll, in which the Partnership has a 50% ownership interest. The vessel concurrently commenced its 28-year charter contract with Yamal Trade Pte. Ltd.

b)	On January 30, 2018, the Exmar LPG Joint Venture sold an LPG carrier, the Courcheville, to a third party for gross proceeds of $4.4 million.

c)
On January 31, 2018, the Pan Union Joint Venture took delivery of its second LNG carrier newbuilding, the Pan Americas, in which the Partnership has a 30% ownership interest. The vessel concurrently commenced its 20-year charter contract with Shell.

d)	On January 31, 2018, the Partnership sold its 50% ownership interest in the Excelsior Joint Venture for net proceeds of approximately $44 million after repaying outstanding debt obligations.

e)
On February 8, 2018, CEPSA, the charterer (who is also the owner) of the Partnership's vessel related to capital lease, the Teide Spirit, sold the vessel to a third party. As a result of this sale, the Partnership returned the vessel to CEPSA and the full amount of the associated capital lease obligation was concurrently extinguished. In addition, the Partnership incurred seafarer severance payments of approximately $1.4 million upon the sale of the vessel.

f)	On February 8, 2018, the Partnership refinanced a loan maturing in 2018 with a new $197 million revolving credit facility maturing in 2022.

g)
On February 9, 2018, the Partnership took delivery of an LNG carrier newbuilding, the Magdala, which concurrently commenced its eight-year charter contract with Shell. Upon delivery of the vessel, the Partnership sold and leased back the vessel under a sale-leaseback financing transaction which includes a purchase obligation at the end of the 10-year bareboat charter contract.

h)
On March 5, 2018, the Partnership's 50%-owned joint venture, Exmar LPG BVBA, took delivery of its seventh LPG carrier newbuilding, the Kapellen. On March 13, 2018, Exmar LPG BVBA sold and leased back the vessel under a sale-leaseback financing transaction which includes purchase options throughout the 15-year bareboat charter contract.